Finance lease obligations	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Finance lease obligations [text block]
16.	Finance lease obligations

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Total minimum lease payments	$78,174	$89,750	$13,720
Effect of discounting	(3,939)	(5,177)	(788)
Present value of minimum lease payments	74,235	84,573	12,932
Less: current portion	(20,472)	(18,327)	(3,172)
	53,763	66,246	9,760

Minimum payments under finance leases
Less than 12 months	$18,448	20,186	3,508
13 - 36 months	40,615	40,253	6,667
37 - 60 months	19,111	29,311	3,545
	$78,174	$89,750	$13,720

The Group has entered into equipment leases for its South American and Manitoba business units which expire between 2020 and 2023 and with interest rates between 1.95% to 4.45%, per annum. The Group has the option to purchase the equipment and vehicles leased at the end of the terms of the leases. The Group’s obligations under finance leases are secured by the lessor’s title to the leased assets. The present value of the net minimum lease payments has been recognized as a finance lease asset, which was included as a non-cash addition to property, plant and equipment, and a corresponding amount as a finance lease obligation. The fair value of the finance lease liabilities approximates their carrying amount.